Leases	12 Months Ended
Aug. 31, 2022
Presentation of leases for lessee [abstract]
Leases
14.	LEASES
Below is a summary of the activity related to the Company’s
right-of-use
assets for the years ended August 31, 2022 and 2021.

$

Net book value as at September 1, 2020	1,246

Additions	114

Amortization	(139)

Lease terminations and other	(28)

Net book value as at August 31, 2021	1,193

Additions	27

Amortization	(133)

Leasehold inducements	(4)

Lease terminations and other	(27)

Net book value as at August 31, 2022	1,056

Below is a summary of the activity related to the Company’s lease liabilities for the years ended August 31, 2022 and 2021.

$
Balance as at September 1, 2020	1,270
Net additions	85
Interest on lease liabilities	45
Interest payments on lease liabilities	(45)
Principal payments of lease liabilities	(110)
Other	–

Balance as at August 31, 2021	1,245

Net additions	1
Interest on lease liabilities	41
Interest payments on lease liabilities	(41)
Principal payments of lease liabilities	(114)
Other	(2)

Balance as at August 31, 2022	1,130

Current	110

Long-term	1,135

Balance as at August 31, 2021	1,245

Current	113
Long-term	1,017

Balance as at August 31, 2022	1,130

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 3.64% as at August 31, 2022. Refer to Note 30 for a maturity analysis of the Company’s lease liabilities.
The Company leases
Ku-band
and
C-band
transponders on the Anik F2, Anik F3, and Anik G1 satellites. As part of the
Ku-band
transponder agreements with Telesat Canada, the Company is committed to paying annual transponder maintenance and licence fees for each transponder from the time the satellite becomes operational for a period of 15 years. As at August 31, 2022, the Company has recorded lease liabilities of $203 relating to these transponders.
Below is a summary of the Company’s other expenses related to leases included in operating, general and administrative expenses.

	2022 $	2021 $
Expenses related to variable lease components not included in lease liabilities	24	20
Expenses related to low-value leases	33	33

	57	53